Members' Equity - Series A Preferred Stock and Series B Preferred Units (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 03, 2016	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Series A Preferred Stock and Series B Preferred Units
Units issued			$ 121,370	$ 223,350	$ 254,986	$ 403,038
Series B Preferred Units
Series A Preferred Stock and Series B Preferred Units
Units issued	$ 185,300
Dividend rate (as a percent)	10.00%
Maximum | Series B Preferred Units
Series A Preferred Stock and Series B Preferred Units
Percentage of quarterly dividend that may be paid in kind	50.00%
Series A Preferred Stock
Series A Preferred Stock and Series B Preferred Units
Dividend rate (as a percent)		5.875%
Conversion ratio during lock-up period		61.9195
Conversion period		3 years
Conversion ratio, after lock-up period and before third anniversary		61.9195
Redemption price as a percent of liquidation preference		135.00%
Annualized internal rate of return (as a percent)		17.50%
Series A Preferred Stock | Minimum
Series A Preferred Stock and Series B Preferred Units
Lock Up Period, After Close of Offering		90 days
Series A Preferred Stock | Maximum
Series A Preferred Stock and Series B Preferred Units
Percentage of quarterly dividend that may be paid in kind		10.00%
Lock Up Period, After Close of Offering		120 days
IPO | Series A Preferred Stock | Series B Preferred Units
Series A Preferred Stock and Series B Preferred Units
Number of shares received in conversion		185,280